Operating Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Trade receivables (Note 6)	$ 16,143	$ 16,625	$ 13,475
Contract liabilities	$ 12,965	$ 18,753	$ 13,540